Taxation (Tables)	12 Months Ended
Mar. 31, 2021
Taxation
Schedule of income tax expense

	2021	2020	2019
Income tax expense	€m	€m	€m
United Kingdom corporation tax expense/(credit):
Current year	24	42	21
Adjustments in respect of prior years	3	(6)	(9)
	27	36	12
Overseas current tax expense/(credit):
Current year	872	900	1,098
Adjustments in respect of prior years	(30)	80	(48)
	842	980	1,050
Total current tax expense	869	1,016	1,062
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	(94)	(318)	(232)
Overseas deferred tax	3,089	552	666
Total deferred tax expense	2,995	234	434
Total income tax expense	3,864	1,250	1,496

Schedule of tax on discontinued operations

	2021	2020	2019
	€m	€m	€m
Tax credit on profit from ordinary activities of discontinued operations	0	—	(56)

Schedule of tax charged/(credited) directly to other comprehensive income

	2021	2020	2019
	€m	€m	€m
Current tax	(17)	(26)	3
Deferred tax	(1,009)	830	56
Total tax (credited)/charged directly to other comprehensive income	(1,026)	804	59

Schedule of tax charged/(credited) directly to equity

	2021	2020	2019
	€m	€m	€m
Deferred tax	(2)	—	4
Total tax (credited)/charged directly to equity	(2)	—	4

Schedule of factors affecting the tax expense for the year

	2021	2020	2019
	€m	€m	€m
Continuing profit/(loss) before tax as shown in the consolidated income statement	4,400	795	(2,613)

Aggregated expected income tax expense/(credit)	1,124	226	(457)
Impairment losses with no tax effect	0	332	807
Disposal of Group investments[1]	(332)	(1,113)	—
Effect of taxation of associates and joint ventures, reported within profit before tax	56	728	262
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain[2]	0	—	1,186
Deferred tax following revaluation of investments in Luxembourg[2]	2,819	(348)	(488)
Previously unrecognised temporary differences we expect to use in the future	(45)	(14)	—
Current year temporary differences (including losses) that we currently do not expect to use	170	352	78
Adjustments in respect of prior year tax liabilities	(10)	(86)	(94)
Impact of tax credits and irrecoverable taxes	90	52	79
Deferred tax on overseas earnings	0	3	(39)
Effect of current year changes in statutory tax rates on deferred tax balances[3]	(45)	757	(2)
Financing costs not deductible for tax purposes	(62)	174	67
Expenses not deductible for tax purposes	99	187	97
Income tax expense	3,864	1,250	1,496

Notes:

12021 includes the tax tax exempt gains relating to the TPG Telecom Limited merger in Australia and Indus Towers Limited in India. 2020 relates to tax exempt disposal gains of New Zealand, Malta and merger of our Italian Towers with INWIT

2See note below regarding deferred tax asset recognition in Luxembourg and Spain on pages 128 and 129.

32020 includes the impact of a lower corporate tax rate in Luxembourg and the impact of the retention of the 19% corporate tax rate in the UK

Schedule of analysis of movements in net deferred tax

€m
1 April 2020[1]	21,502
Foreign exchange movements	18
Charged to the income statement (continuing operations)	(2,995)
Charged directly to OCI	1,009
Charged directly to equity	2
Arising on acquisitions and disposals	(62)
31 March 2021[2]	19,474

Schedule of other information related to deferred taxes

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	(liability)/
	statement	tax asset	liability	unrecognised	asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	716	2,331	(1,842)	(9)	480
Intangible assets	336	434	(2,169)	13	(1,722)
Tax losses	(3,292)	29,791	0	(9,701)	20,090
Treasury related items	(9)	761	(37)	(392)	332
Temporary differences relating to revenue recognition	(84)	3	(651)	0	(648)
Temporary differences relating to leases	(34)	611	(429)	0	182
Other temporary differences	(627)	1,159	(352)	(47)	760
31 March 2021[2]	(2,994)	35,090	(5,480)	(10,136)	19,474

Analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	21,569
Deferred tax liability	(2,095)
31 March 2021[2]	19,474

At 31 March 2020, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	(liability)/
	statement	tax asset	liability	unrecognised	asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	964	1,581	(1,876)	13	(282)
Intangible assets	(719)	383	(1,965)	14	(1,568)
Tax losses	(926)	32,121	—	(8,725)	23,396
Treasury related items	144	530	(770)	(301)	(541)
Temporary differences relating to revenue recognition	187	4	(559)	—	(555)
Temporary differences relating to leases	205	260	(41)	—	219
Other temporary differences	(89)	1,207	(302)	(71)	834
31 March 2020[1,2]	(234)	36,086	(5,513)	(9,070)	21,503

At 31 March 2020, analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	23,606
Deferred tax liability	(2,103)
31 March 2020[1,2]	21,503

Notes:

1

Comparatives for the year ended 31 March 2020 have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See note 7 "Discontinued operations and assets and liabilities held for sale".

2	The Group does not discount its deferred tax assets. This is in accordance with the requirements of IAS 12.

Schedule of carryforward of losses and expiration period

At 31 March 2021, the gross amount and expiry dates of losses available for carry forward are as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	63	222	86,623	86,908
Losses for which no deferred tax is recognised	245	13,217	23,479	36,941
	308	13,439	110,102	123,849

At 31 March 2020, the gross amount and expiry dates of losses available for carry forward were as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	531	143	99,828	100,502
Losses for which no deferred tax is recognised	759	9,404	22,772	32,935
	1,290	9,547	122,600	133,437